Disclosures related to loans individually evaluated for impairment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 103,799	$ 119,592
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	274,245	484,570
Impaired Financing Receivable, with Related Allowance, Recorded Investment	655,416	962,376
Recorded Investment	929,661	1,446,946
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	363,398	660,156
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	710,837	1,054,894
Unpaid Principal Balance	1,074,235	1,715,050
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	293	8,505
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	8,108	44,479
Impaired Financing Receivable, with Related Allowance, Recorded Investment	12,837	64,762
Recorded Investment	20,945	109,241
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	10,063	44,479
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	17,538	64,762
Unpaid Principal Balance	27,601	109,241
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	85,886	103,365
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	203,581	372,534
Impaired Financing Receivable, with Related Allowance, Recorded Investment	607,149	913,016
Recorded Investment	810,730	1,285,550
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	270,220	508,221
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	658,192	1,004,217
Unpaid Principal Balance	928,412	1,512,438
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	293	8,505
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	8,108	44,479
Impaired Financing Receivable, with Related Allowance, Recorded Investment	12,837	64,762
Recorded Investment	20,945	109,241
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	10,063	44,479
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	17,538	64,762
Unpaid Principal Balance	27,601	109,241
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	31
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	11,073	19,396
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	1,598
Recorded Investment	11,073	20,994
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	17,812	29,867
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	1,767
Unpaid Principal Balance	17,812	31,634
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	2,368	1,354
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	74,261	101,135
Impaired Financing Receivable, with Related Allowance, Recorded Investment	19,120	22,332
Recorded Investment	93,381	123,467
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	92,790	127,824
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	19,407	25,671
Unpaid Principal Balance	112,197	153,495
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	6,473	12,614
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	49,373	141,845
Impaired Financing Receivable, with Related Allowance, Recorded Investment	55,826	100,685
Recorded Investment	105,199	242,530
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	67,455	190,607
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	74,420	149,342
Unpaid Principal Balance	141,875	339,949
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	7,568	3,349
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	57,493	70,457
Impaired Financing Receivable, with Related Allowance, Recorded Investment	30,370	70,216
Recorded Investment	87,863	140,673
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	69,969	107,634
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	33,152	85,508
Unpaid Principal Balance	103,121	193,142
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Related Allowance	177	120
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	20,162	39,944
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,324	1,865
Recorded Investment	22,486	41,809
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	42,614	76,532
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	9,047	3,931
Unpaid Principal Balance	51,661	80,463
Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	55,667	74,667
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	47,444	48,570
Impaired Financing Receivable, with Related Allowance, Recorded Investment	404,629	562,660
Recorded Investment	452,073	611,230
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	53,694	53,241
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	426,963	585,655
Unpaid Principal Balance	480,657	638,896
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,045	18,744
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	6,045	18,744
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	8,715	29,972
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	8,715	29,972
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Related Allowance	1,053	1,066
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,893	4,881
Recorded Investment	2,893	4,881
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,893	4,881
Unpaid Principal Balance	2,893	4,881
Non Covered Loans [Member] | PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	6
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	3,405	13,080
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	271
Recorded Investment	3,405	13,351
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	6,942	19,969
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	288
Unpaid Principal Balance	6,942	20,257
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	2,368	1,354
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	47,245	55,320
Impaired Financing Receivable, with Related Allowance, Recorded Investment	19,120	22,332
Recorded Investment	66,365	77,652
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	55,397	63,041
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	19,407	25,671
Unpaid Principal Balance	74,804	88,712
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	6,473	12,614
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	33,749	121,476
Impaired Financing Receivable, with Related Allowance, Recorded Investment	55,826	100,685
Recorded Investment	89,575	222,161
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	47,545	167,639
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	74,420	149,342
Unpaid Principal Balance	121,965	316,981
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	7,568	3,349
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	55,665	64,399
Impaired Financing Receivable, with Related Allowance, Recorded Investment	30,370	70,216
Recorded Investment	86,035	134,615
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	68,141	99,608
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	33,152	85,508
Unpaid Principal Balance	101,293	185,116
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Related Allowance	177	120
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	14,499	33,984
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,324	1,865
Recorded Investment	16,823	35,849
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	36,951	70,572
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	9,047	3,931
Unpaid Principal Balance	45,998	74,503
Non Covered Loans [Member] | PUERTO RICO | Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	38,034	58,572
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	40,910	39,796
Impaired Financing Receivable, with Related Allowance, Recorded Investment	358,437	517,341
Recorded Investment	399,347	557,137
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	45,181	42,913
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	376,393	539,171
Unpaid Principal Balance	421,574	582,084
Non Covered Loans [Member] | PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Related Allowance	1,053	1,066
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,893	4,881
Recorded Investment	2,893	4,881
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,893	4,881
Unpaid Principal Balance	2,893	4,881
Non Covered Loans [Member] | UNITED STATES
Financing Receivable, Impaired [Line Items]
Related Allowance	17,913	16,227
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	70,664	112,036
Impaired Financing Receivable, with Related Allowance, Recorded Investment	48,267	49,360
Recorded Investment	118,931	161,396
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	93,178	151,935
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	52,645	50,677
Unpaid Principal Balance	145,823	202,612
Non Covered Loans [Member] | UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	25
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	7,668	6,316
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	1,327
Recorded Investment	7,668	7,643
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	10,870	9,898
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	1,479
Unpaid Principal Balance	10,870	11,377
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	27,016	45,815
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	27,016	45,815
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	37,393	64,783
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	37,393	64,783
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	15,624	20,369
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	15,624	20,369
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	19,910	22,968
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	19,910	22,968
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,828	6,058
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	1,828	6,058
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,828	8,026
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	1,828	8,026
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5,663	5,960
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	5,663	5,960
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	5,663	5,960
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	5,663	5,960
Non Covered Loans [Member] | UNITED STATES | Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	17,633	16,095
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,534	8,774
Impaired Financing Receivable, with Related Allowance, Recorded Investment	46,192	45,319
Recorded Investment	52,726	54,093
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	8,513	10,328
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	50,570	46,484
Unpaid Principal Balance	59,083	56,812
Non Covered Loans [Member] | UNITED STATES | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,045	18,744
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	6,045	18,744
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	8,715	29,972
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	8,715	29,972
Non Covered Loans [Member] | Consumer Credit Card Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	8,344	1,666
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	45,015	42,514
Recorded Investment	45,015	42,514
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	45,015	42,514
Unpaid Principal Balance	45,015	42,514
Non Covered Loans [Member] | Consumer Credit Card Financing Receivable [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	8,344	1,666
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	45,015	42,514
Recorded Investment	45,015	42,514
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	45,015	42,514
Unpaid Principal Balance	45,015	42,514
Non Covered Loans [Member] | Consumer Credit Card Financing Receivable [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	0	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	0	0
Non Covered Loans [Member] | Home Equity Line of Credit [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	11
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	198	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	201
Recorded Investment	198	201
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	198	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	201
Unpaid Principal Balance	198	201
Non Covered Loans [Member] | Home Equity Line of Credit [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	0	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	0	0
Non Covered Loans [Member] | Home Equity Line of Credit [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	11
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	198	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	201
Recorded Investment	198	201
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	198	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	201
Unpaid Principal Balance	198	201
Non Covered Loans [Member] | Personal [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	21,313	16,022
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	78,475	86,884
Recorded Investment	78,475	86,884
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	78,475	86,884
Unpaid Principal Balance	78,475	86,884
Non Covered Loans [Member] | Personal [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	21,313	16,022
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	78,475	86,884
Recorded Investment	78,475	86,884
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	78,475	86,884
Unpaid Principal Balance	78,475	86,884
Non Covered Loans [Member] | Personal [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	0	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	0	0
Non Covered Loans [Member] | Consumer Loans Auto Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	171	81
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	88	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,354	863
Recorded Investment	1,442	863
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	88	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,354	863
Unpaid Principal Balance	1,442	863
Non Covered Loans [Member] | Consumer Loans Auto Financing Receivable [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	171	79
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,354	772
Recorded Investment	1,354	772
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,354	772
Unpaid Principal Balance	1,354	772
Non Covered Loans [Member] | Consumer Loans Auto Financing Receivable [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	2
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	88	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	91
Recorded Investment	88	91
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	88	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	91
Unpaid Principal Balance	88	91
Non Covered Loans [Member] | Consumer Other Financing Receivable Member | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	372	106
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,573	2,915
Recorded Investment	2,573	2,915
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,573	2,915
Unpaid Principal Balance	2,573	2,915
Non Covered Loans [Member] | Consumer Other Financing Receivable Member | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	92	12
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	498	493
Recorded Investment	498	493
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	498	493
Unpaid Principal Balance	498	493
Non Covered Loans [Member] | Consumer Other Financing Receivable Member | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	280	94
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,075	2,422
Recorded Investment	2,075	2,422
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,075	2,422
Unpaid Principal Balance	$ 2,075	$ 2,422